HSBC FUNDS
HSBC Emerging Markets Debt Fund
HSBC Emerging Markets Local Debt Fund
(each, a “Fund,” and together, the “Funds)

Supplement dated June 30, 2016
to the Prospectus dated February 28, 2016 (the “Prospectus”)

This supplement contains information which amends certain information contained in the Prospectus.

On June 16, 2016, the Board of Trustees of HSBC Funds (the “Trust”), at the recommendation of HSBC Global Asset Management (USA), Inc. (the Adviser”), approved an amendment to the expense limitation agreement (the “Amendment”) in place on behalf of the Funds. The Amendment, in effect, will reduce the total annual operating expenses of each share class of each Fund. As a result, the following changes are being made to the Prospectus:

The “Fees and Expenses” table and related footnotes for the HSBC Emerging Markets Debt Fund on page 3 of the Prospectus is being deleted and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering)	4.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	0.89%	0.79%	0.69%
Total Other Expenses	1.14%	0.79%	0.69%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses*	1.69%	1.34%	1.24%
Fee Waiver and/or Expense Reimbursement**	0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement	0.90%	0.55%	0.45%

* The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

** HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.85% for Class A Shares, 0.50% for Class I Shares and 0.40% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until June 30, 2017. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

The “Expense Example” table for the HSBC Emerging Markets Debt Fund on page 4 of the Prospectus is being deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$562	$909	$1,278	$2,315
Class I Shares	$56	$346	$658	$1,544
Class S Shares	$46	$315	$605	$1,430

The “Fees and Expenses” table and related footnotes for the HSBC Emerging Markets Local Debt Fund on page 11 of the Prospectus is being deleted and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering)	4.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	1.25%	1.15%	1.05%
Total Other Expenses	1.50%	1.15%	1.05%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses*	2.06%	1.71%	1.61%
Fee Waiver and/or Expense Reimbursement**	1.15%	1.15%	1.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement	0.91%	0.56%	0.46%

* The Total Annual Fund Operative Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

** HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.85% for Class A Shares, 0.50% for Class I Shares and 0.40% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until June 30, 2017. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

The “Expense Example” table for the HSBC Emerging Markets Local Debt Fund on page 12 of the Prospectus is being deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$563	$984	$1,430	$2,664
Class I Shares	$57	$426	$820	$1,923
Class S Shares	$47	$395	$767	$1,814

The table at the bottom of page 87 of the Prospectus, which reflects the annual contractual expense limits of the Funds, is deleted and replaced with the following:

	Class A	Class I	Class S
	Shares	Shares	Shares
HSBC Emerging Markets Debt Fund	0.85%	0.50%	0.40%
HSBC Emerging Markets Local Debt	0.85%	0.50%	0.40%
HSBC Total Return Fund	1.60%	1.25%	1.15%
HSBC Frontier Markets Fund	2.20%	1.85%	N/A
HSBC Asia ex-Japan Smaller Companies Equity Fund	1.75%	1.40%	1.30%
HSBC Global High Yield Bond Fund	1.15%	0.80%	N/A
HSBC Global High Income Bond Fund	1.15%	0.80%	N/A
HSBC Global Equity Volatility Focused Fund	1.30%	0.95%	N/A
HSBC Euro High Yield Bond Fund (USD Hedged)	1.05%	0.80%	N/A

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE